Group statement of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Profit for the year		$ 1,049	$ (222)	$ 251
Items that will be reclassified subsequently to profit or loss:
Items that will be reclassified subsequently to profit or loss:		(46)	5	(27)
Exchange differences on translation of foreign operations (1)	[1]	(46)	5	(27)
Items that will not be reclassified subsequently to profit or loss:
Items that will not be reclassified subsequently to profit or loss:		26	(2)	(48)
Exchange differences on translation of non-foreign operations	[1]	0	(10)	(2)
Fair value of equity securities through other comprehensive income		23	(2)	(50)
Actuarial gain (loss) recognised		4	11	(10)
Deferred taxation thereon		(1)	(1)	14
Other comprehensive (loss) income for the year, net of tax		(20)	3	(75)
Total comprehensive income (loss) for the year, net of tax		1,029	(219)	176
Attributable to:
Equity shareholders		984	(232)	158
Non-controlling interests		$ 45	$ 13	$ 18

[1]	The South African operations with a ZAR functional currency were regarded as a non-foreign operation for purposes of the translation to a USD presentation currency prior to the corporate restructuring. Following the completion of the corporate restructuring transaction in September 2023, the Group’s parent company changed from being a South African domiciled parent company to a UK parent company. As the functional currency of the UK parent company has been assessed to be USD, the South African operations became a foreign operation and the exchange differences  arising on consolidation of these operations, post the corporate restructuring transaction, will be re-cycled through the income statement on disposal.